SIGNIFICANT EVENTS AND TRANSACTIONS IN THE PERIOD: - Legal Proceeding (Detail)	6 Months Ended
Jun. 30, 2022 lawsuit shares
Loss Contingency [Line Items]
Number of lawsuits filed | lawsuit	2
Pending Litigation
Loss Contingency [Line Items]
Number of lawsuits filed | lawsuit	2
Number of shares claimed by plaintiffs	2,000,000
Number of ordinary shares waived	75,000
Number of ordinary shares held in trust	100,000